Pension and Other Postretirement Benefits - Split of Combined Pension and Other Postretirement Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Net Periodic Benefit Cost	$ 110	$ 94	$ 116
Potomac Electric Power Co [Member]
Defined Benefit Plan, Net Periodic Benefit Cost	39	43	40
Delmarva Power & Light Co/De [Member]
Defined Benefit Plan, Net Periodic Benefit Cost	23	23	28
Atlantic City Electric Co [Member]
Defined Benefit Plan, Net Periodic Benefit Cost	24	21	23
Subsidiaries [Member]
Defined Benefit Plan, Net Periodic Benefit Cost	$ 24	$ 7	$ 25